SHARE-BASED COMPENSATION - Stock Options, Weighted Average Assumptions (Details)	3 Months Ended		6 Months Ended	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Stock Option [Member]
Weighted-average assumptions used in estimating fair value
Risk-free interest rate (as a percent)	0.00%	1.00%		1.00%	1.00%	1.00%
Expected life of options		4 years		4 years	4 years	6 years
Expected volatility (as a percent)	0.00%	53.00%		54.00%	61.00%	62.00%
Expected dividend yield (as a percent)	0.00%	0.00%		0.00%	0.00%	0.00%
FiveyearCliffVestingTimebasedOptions [Member]
Weighted-average assumptions used in estimating fair value
Risk-free interest rate (as a percent)				2.00%
Expected life of options				5 years
Expected volatility (as a percent)				52.00%
Expected dividend yield (as a percent)				0.00%
SixyearCliffVestingTimebasedOptions [Member]
Weighted-average assumptions used in estimating fair value
Risk-free interest rate (as a percent)				2.00%
Expected life of options				6 years
Expected volatility (as a percent)				58.00%
Expected dividend yield (as a percent)				0.00%
Market Performance Based Options [Member]
Weighted-average assumptions used in estimating fair value
Risk-free interest rate (as a percent)			1.00%
Expected life of options			4 years
Expected volatility (as a percent)			47.00%
Expected dividend yield (as a percent)			0.00%